UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03910
Voyageur Tax Free Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025

Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Class A : DEFFX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$81	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.81% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Minnesota Fund (Class A) returned -2.26% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Minnesota Fund (Class A) – including sales charge	-6.64%	-1.17%	0.89%
Macquarie Tax-Free Minnesota Fund (Class A) – excluding sales charge	-2.26%	-0.25%	1.35%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$530,655,768
Total number of portfolio holdings*	305
Total advisory fees paid	$2,197,977
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	31.77%
Education Revenue Bonds	19.28%
Local General Obligation Bonds	17.88%
Transportation Revenue Bonds	9.03%
State General Obligation Bonds	4.82%
Electric Revenue Bonds	4.54%
Special Tax Revenue Bonds	3.72%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.22%
Housing Revenue Bonds	2.39%
Lease Revenue Bonds	1.86%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.53%
Puerto Rico	4.13%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4848746)
TSAR-DEFFX-1025

Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Class C : DMOCX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$155	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.56% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Minnesota Fund (Class C) returned -2.97% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Minnesota Fund (Class C) – including sales charge	-3.92%	-0.98%	0.60%
Macquarie Tax-Free Minnesota Fund (Class C) – excluding sales charge	-2.97%	-0.98%	0.60%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$530,655,768
Total number of portfolio holdings*	305
Total advisory fees paid	$2,197,977
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	31.77%
Education Revenue Bonds	19.28%
Local General Obligation Bonds	17.88%
Transportation Revenue Bonds	9.03%
State General Obligation Bonds	4.82%
Electric Revenue Bonds	4.54%
Special Tax Revenue Bonds	3.72%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.22%
Housing Revenue Bonds	2.39%
Lease Revenue Bonds	1.86%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.53%
Puerto Rico	4.13%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4848746)
TSAR-DMOCX-1025

Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Institutional Class : DMNIX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$56	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Minnesota Fund (Institutional Class) returned -2.02% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Minnesota Fund (Institutional Class) – including sales charge	-2.02%	0.00%	1.61%
Macquarie Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge	-2.02%	0.00%	1.61%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$530,655,768
Total number of portfolio holdings*	305
Total advisory fees paid	$2,197,977
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	31.77%
Education Revenue Bonds	19.28%
Local General Obligation Bonds	17.88%
Transportation Revenue Bonds	9.03%
State General Obligation Bonds	4.82%
Electric Revenue Bonds	4.54%
Special Tax Revenue Bonds	3.72%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.22%
Housing Revenue Bonds	2.39%
Lease Revenue Bonds	1.86%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.53%
Puerto Rico	4.13%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4848746)
TSAR-DMNIX-1025

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $55,464 for 2025 and $43,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,627,131 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,058 for 2025 and $5,797 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Fixed income mutual funds
Macquarie Minnesota High-Yield Municipal Bond Fund
(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Financial statements and other information
For the year ended August 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 98.38%
Education Revenue Bonds — 27.62%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 826,669
Series A 4.00% 7/1/37	850,000	780,844
Series A 4.25% 7/1/47	750,000	610,155
Series A 4.375% 7/1/52	250,000	199,623
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	871,180
5.25% 6/15/64	1,500,000	1,293,480
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	220,000	220,103
Series A 5.00% 7/1/34	350,000	349,990
Series A 5.00% 7/1/45	360,000	323,161
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	969,730
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	611,866
Series A 144A 6.375% 2/1/55 #	700,000	653,604
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	125,000	125,034
Series A 5.375% 8/1/50	975,000	910,825
Series A 5.75% 8/1/44	585,000	584,977
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	223,358
Series A 5.00% 7/1/47	710,000	586,552
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	589,856
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,150
Series A 5.00% 7/1/44	495,000	452,702

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,181,642
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	593,000
Series A 144A 5.50% 7/1/52 #	1,130,000	918,305
Series A 144A 5.50% 7/1/57 #	880,000	701,281
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	662,910
5.00% 8/1/53	570,000	498,225
5.25% 8/1/39	675,000	667,420
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,201,841
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	582,068
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,426,863
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	396,968
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	931,600
Series A 5.00% 9/1/55	1,100,000	957,374
Series A 5.75% 9/1/46	500,000	499,635
Series A 6.00% 9/1/51	3,500,000	3,501,085
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,006,525
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,392,495
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	200,000	201,298
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,501,837

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	$ 683,082
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,500,000	2,203,125
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	712,071
Series A 4.00% 7/1/51	1,140,000	801,660
Series A 4.00% 7/1/56	790,000	535,383
Series A 6.00% 7/1/65	1,000,000	941,120
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	612,514
Series A 5.00% 11/1/48	1,700,000	1,311,295
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,205,125
5.00% 5/1/47	3,000,000	2,588,460
(Carleton College) 4.00% 3/1/47	1,500,000	1,335,450
(Green Bonds) Series A 5.00% 10/1/32	500,000	542,120
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,209,893
(Macalester College)
3.00% 3/1/40	365,000	298,544
3.00% 3/1/43	325,000	246,113
4.00% 3/1/48	600,000	527,388
(Minneapolis College of Art & Design) 4.00% 5/1/26	100,000	100,016
(St. Catherine University)
5.00% 10/1/52	750,000	669,652
Series A 4.00% 10/1/38	920,000	828,451
Series A 5.00% 10/1/45	1,670,000	1,544,416
(St. Olaf College) 4.00% 10/1/46	935,000	804,689
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	300,345
Series B 5.00% 10/1/39	1,000,000	980,650

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 965,568
(University of St. Thomas)
4.00% 10/1/37	300,000	296,133
4.00% 10/1/44	100,000	86,944
5.00% 10/1/34	450,000	473,107
Series A 4.125% 10/1/53	1,325,000	1,098,783
Series A 5.00% 10/1/49	1,250,000	1,247,850
Series B 5.00% 10/1/52	1,000,000	986,980
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	231,345
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	909,009
		59,283,512
Electric Revenue Bonds — 1.73%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	109,519
Series AAA 5.25% 7/1/26 ‡	95,000	62,819
Series CCC 5.25% 7/1/27 ‡	650,000	431,437
Series WW 5.00% 7/1/28 ‡	585,000	388,294
Series XX 4.75% 7/1/26 ‡	105,000	69,694
Series XX 5.25% 7/1/40 ‡	295,000	195,806
Series XX 5.75% 7/1/36 ‡	370,000	245,587
Series ZZ 4.75% 7/1/27 ‡	85,000	56,419
Series ZZ 5.25% 7/1/26 ‡	130,000	85,962
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	401,972
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,102,882
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	556,793
		3,707,184

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 37.59%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	$ 331,528
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	672,168
5.00% 9/1/43	1,000,000	931,600
5.00% 9/1/58	1,175,000	1,002,557
Series A 5.50% 9/1/55	625,000	600,206
Series A 5.625% 9/1/65	1,000,000	960,900
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	253,139
Fourth Tier Series D 7.25% 1/1/52	1,495,000	660,999
Second Tier Series B 5.00% 1/1/47	535,000	292,522
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,184,883
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,053,668
Series A 6.125% 3/1/49	300,000	276,483
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,210,798
City of Brainerd, Minnesota Senior Housing and Healthcare Revenue
(Pinecrest of Country Manor Project) Series A 6.00% 5/1/60	1,775,000	1,688,185
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	632,730	442,911
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	203,598
5.00% 9/1/52	1,500,000	1,173,135

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	$ 536,403
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	184,937
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	571,523
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	47,700
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,529,011
(North Memorial Health Care) 4.00% 9/1/35	300,000	284,004
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	865,350
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,770,819
4.00% 11/15/40	1,000,000	923,970
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,321,429
Series A 5.00% 11/15/32	1,250,000	1,252,988
Series A 5.00% 11/15/44	1,000,000	968,560
Series A 5.00% 11/15/49	1,000,000	961,900
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,485,834
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/39	260,000	276,281
5.00% 8/15/40	1,740,000	1,831,228

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	2,000,000	$ 2,057,640
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	357,705
4.20% 8/1/49	1,500,000	1,023,810
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,204
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,471,680
5.00% 11/15/57	1,000,000	1,002,920
Series A 4.25% 11/15/50	1,605,000	1,468,768
Series A 4.375% 11/15/53	2,215,000	2,031,487
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	589,530
Series A 5.00% 9/1/32	1,000,000	1,003,850
Series A 5.00% 9/1/35	350,000	344,516
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	790,000	671,366
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	130,000
5.00% 9/1/34	105,000	105,023
City of St. Bonifacius, Minnesota Health Care Revenue
(Augustana Chapel View Homes, Inc. Project) 6.50% 6/1/60	1,790,000	1,739,397
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	1,919,722
4.00% 5/1/50	2,500,000	2,107,425
Series A 5.00% 5/1/46	630,000	624,834

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 851,040
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	553,322
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,292,793
Series A 5.00% 11/15/47	1,875,000	1,809,544
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	898,640
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,610,240
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,269,630
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	459,285
4.00% 8/1/38	500,000	464,860
4.00% 8/1/39	400,000	367,964
4.00% 8/1/44	350,000	297,363
5.00% 8/1/35	150,000	150,795
5.00% 8/1/54	1,250,000	1,135,075
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,281,945
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,702,992
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	305,125
Series A 5.00% 4/1/40	315,000	280,224

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/48	185,000	$ 149,493
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,442,715
Series A 4.00% 7/1/41	1,155,000	930,214
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	361,360
Series A 5.00% 2/15/53	1,590,000	1,547,626
Series A 5.00% 2/15/58	6,940,000	6,660,387
Series A 5.25% 2/15/58	2,000,000	1,972,340
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	392,016
Series B 5.25% 6/15/52	1,000,000	1,012,000
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,722,840
5.25% 1/1/47	500,000	506,350
5.25% 1/1/54	650,000	648,778
		80,678,050
Housing Revenue Bonds — 3.91%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	835,810
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	689,745
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	750,000	680,565
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	1,250,000	811,700
Series F 4.85% 7/1/45 (GNMA) (FNMA) (FHLMC)	1,600,000	1,582,112
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	335,692

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	880,000	$ 935,114
Series I 2.20% 1/1/51	635,000	409,391
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	920,000	919,135
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,193,107
		8,392,371
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.24%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	930,986
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,016,780
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,000,378
		6,948,144
Lease Revenue Bonds — 1.27%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,110,587
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	878,425
Series A 4.50% 2/1/33	345,000	348,119
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	400,295
		2,737,426
Local General Obligation Bonds — 8.34%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	750,000	540,345

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	$ 362,760
Series A 4.00% 2/1/42	925,000	875,281
Series A 4.00% 2/1/43	800,000	751,216
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,149,096
3.00% 12/1/38	1,970,000	1,699,223
3.00% 12/1/42	1,000,000	786,700
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,524,605
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AG)	1,000,000	972,760
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	184,448
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	435,215
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,132,888
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	591,006
Series C 4.00% 3/1/43	575,000	550,902
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	480,905
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,302,015
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	983,234
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	136,620
Series A 4.00% 2/1/45	325,000	296,481
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	420,397

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	$ 936,282
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	802,420
		17,914,799
Pre-Refunded Bond — 0.36%
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	767,790
		767,790
Special Tax Revenue Bonds — 3.68%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	500,000	500,075
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,525,416	959,105
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.505% 7/1/51 ^	5,075,000	1,184,556
Series A-1 4.75% 7/1/53	1,405,000	1,261,718
Series A-1 5.00% 7/1/58	1,100,000	1,008,975
Series A-1 5.74% 7/1/46 ^	1,271,000	401,699
Series A-2 4.536% 7/1/53	3,000,000	2,587,500
		7,903,628
State General Obligation Bonds — 3.59%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	993,870
Series A-1 4.00% 7/1/46	1,000,000	826,490
Minnesota State
Series A 5.00% 8/1/35	1,325,000	1,326,206
Series A 5.00% 8/1/43	3,250,000	3,417,342
Series D 5.00% 8/1/32	1,000,000	1,143,270
		7,707,178

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 7.05%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	$ 2,921,800
Series B 5.00% 1/1/32 (AMT)	330,000	346,626
Series B 5.00% 1/1/39 (AMT)	500,000	506,435
Series B 5.00% 1/1/47 (AMT)	250,000	245,545
Series B 5.00% 1/1/49 (AMT)	600,000	583,842
Series B 5.25% 1/1/42 (AMT)	1,000,000	1,036,090
Series B 5.25% 1/1/44 (AMT)	1,000,000	1,024,910
Series B 5.25% 1/1/49 (AMT)	2,310,000	2,331,529
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,016,120
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,119,040
		15,131,937
Total Municipal Bonds (cost $229,475,306)		211,172,019

Short-Term Investments — 1.26%
Variable Rate Demand Note — 1.26%
City of Rochester, Minnesota
(Mayo Clinic) Series D 3.10% 11/15/64 (LOC - Barclays Bank)¤	2,700,000	2,700,000
Total Short-Term Investments (cost $2,700,000)		2,700,000
Total Value of Securities—99.64% (cost $232,175,306)		$213,872,019
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $13,913,803, which represents 6.48% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Minnesota Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 98.66%
Education Revenue Bonds — 19.28%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,260,987
Series A 4.375% 7/1/52	1,250,000	998,113
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,800,320
5.125% 6/15/54	1,500,000	1,306,770
5.25% 6/15/64	1,500,000	1,293,480
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	150,000	149,996
Series A 5.00% 7/1/45	1,705,000	1,530,527
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	499,995
Series A 5.50% 7/1/50	2,000,000	1,939,460
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,164,975
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	384,256
Series A 5.375% 8/1/50	2,290,000	2,139,272
Series A 5.50% 8/1/36	1,000,000	1,000,400
Series A 5.75% 8/1/44	1,895,000	1,894,924
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	727,102
Series A 5.00% 7/1/47	2,290,000	1,891,838
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,327,530
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	891,570
Series A 5.50% 6/1/57	500,000	422,015

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	775,000	$ 754,866
Series A 144A 5.375% 7/1/42 #	880,000	756,290
Series A 144A 5.50% 7/1/52 #	1,440,000	1,170,230
Series A 144A 5.50% 7/1/57 #	1,120,000	892,539
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	225,000	222,473
5.50% 8/1/49	2,800,000	2,647,652
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	502,871
Series A 5.00% 9/1/44	1,565,000	1,310,719
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	679,079
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,535,738
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	663,117
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	870,340
Series A 5.75% 9/1/46	1,000,000	999,270
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,409,135
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,700,000	1,596,623
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,649
Series A 144A 5.25% 7/1/33 #	140,000	141,137
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	139,059

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	$ 358,260
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	906,790
144A 5.50% 6/1/63 #	2,750,000	2,423,437
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,054,815
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	350,008
Series A 5.00% 11/1/48	3,355,000	2,587,879
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,446,150
(Carleton College)
4.00% 3/1/47	3,775,000	3,360,882
5.00% 3/1/53	2,900,000	2,947,415
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	810,620
(College of St. Scholastica)
4.00% 12/1/33	500,000	472,750
4.00% 12/1/34	500,000	464,820
4.00% 12/1/40	1,200,000	1,008,228
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,441,603
(Macalester College) 4.00% 3/1/42	735,000	691,495
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,008,957
Series A 4.00% 10/1/36	925,000	867,530
Series A 5.00% 10/1/32	715,000	734,934
Series A 5.00% 10/1/45	4,155,000	3,842,544
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	500,745
Series 8-I 5.00% 10/1/33	250,000	250,340
(St. Olaf College)
3.00% 10/1/38	1,000,000	846,060
3.00% 10/1/41	1,000,000	788,930

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	565,000	$ 486,256
4.00% 10/1/50	700,000	585,074
Series 8-G 5.00% 12/1/32	795,000	799,818
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	956,098
Series B 5.00% 10/1/38	1,000,000	993,490
Series B 5.00% 10/1/39	940,000	921,811
Series B 5.00% 10/1/40	625,000	605,775
Series B 5.00% 10/1/47	1,060,000	970,144
(University of St. Thomas)
4.00% 10/1/44	545,000	473,845
5.00% 10/1/33	750,000	792,773
5.00% 10/1/34	800,000	841,080
Series 7-U 4.00% 4/1/26	1,000,000	1,000,590
Series A 4.00% 10/1/34	400,000	402,252
Series A 4.125% 10/1/53	1,000,000	829,270
Series A 5.00% 10/1/49	2,475,000	2,470,743
Series B 5.00% 10/1/52	1,500,000	1,480,470
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,815,529
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	597,644
4.00% 11/1/42 (AMT)	1,500,000	1,388,070
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,197,188
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,111,011
Series A 5.00% 11/1/42	2,000,000	2,058,940
Series A 5.00% 1/1/43	1,250,000	1,307,100
Series A 5.00% 1/1/44	1,000,000	1,040,490
		102,305,970
Electric Revenue Bonds — 4.54%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AG)	300,000	262,311

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	$ 3,717,938
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/33	365,000	367,179
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	501,775
5.00% 10/1/33	1,205,000	1,209,278
5.00% 10/1/47	2,000,000	2,024,520
Series A 5.00% 10/1/30	1,300,000	1,304,615
Series A 5.00% 10/1/34	750,000	752,662
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	285,412
Series AAA 5.25% 7/1/26 ‡	250,000	165,313
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,244,531
Series WW 5.25% 7/1/33 ‡	1,250,000	829,687
Series XX 4.75% 7/1/26 ‡	260,000	172,575
Series XX 5.75% 7/1/36 ‡	925,000	613,969
Series ZZ 4.75% 7/1/27 ‡	210,000	139,388
Series ZZ 5.25% 7/1/26 ‡	350,000	231,437
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AG)	875,000	799,190
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,846,444
Series A 5.00% 1/1/46	1,685,000	1,693,307
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,197,354
Series 1 5.00% 10/1/45	1,315,000	1,319,761
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,101,270
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,304,199
		24,084,115
Healthcare Revenue Bonds — 31.77%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	911,702

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	590,000	$ 589,971
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	800,200
5.00% 9/1/58	1,605,000	1,369,450
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	818,827
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,140,721
Second Tier Series B 5.00% 1/1/47	1,640,000	896,703
Second Tier Series B 5.25% 1/1/37	480,000	278,625
Third Tier Series C 4.25% 1/1/27	185,000	152,218
Third Tier Series C 5.00% 1/1/32	400,000	226,260
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,406,794
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,013,771
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	662,529
5.00% 6/1/48	1,000,000	825,200
5.00% 6/1/53	2,450,000	1,962,720
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	1,780,480
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	90,803
4.00% 9/1/39	100,000	81,439
5.00% 9/1/44	500,000	421,645
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	317,340
5.00% 5/1/44	1,500,000	844,755

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,585,000	$ 829,462
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	270,038
4.00% 4/1/31	60,000	59,979
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	502,940
5.75% 2/1/44	500,000	340,920
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	212,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,352,325
5.00% 5/1/29	1,000,000	1,020,690
5.00% 5/1/30	850,000	865,580
5.00% 5/1/32	825,000	836,814
(North Memorial Health Care)
4.00% 9/1/35	350,000	331,338
5.00% 9/1/31	1,320,000	1,320,911
5.00% 9/1/32	1,000,000	1,000,580
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	1,877,400
4.00% 11/15/39	4,505,000	4,198,705
4.00% 11/15/40	3,750,000	3,464,887
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,521,017
Series A 5.00% 11/15/32	750,000	751,793
Series A 5.00% 11/15/33	860,000	886,815
Series A 5.00% 11/15/35	500,000	511,170
Series A 5.00% 11/15/44	1,000,000	968,560
Series A 5.00% 11/15/49	6,115,000	5,882,018

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	$ 994,774
5.25% 11/1/45	1,950,000	1,744,626
5.375% 11/1/50	655,000	572,483
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	2,325,000	2,392,006
5.00% 8/15/44	1,150,000	1,167,158
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,520,598
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,950,000	7,799,904
5.00% 11/15/57	6,630,000	6,649,360
Series A 4.25% 11/15/50	5,000,000	4,575,600
Series A 4.375% 11/15/53	5,750,000	5,273,612
Series B 5.00% 11/15/33	1,900,000	2,163,777
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,179,060
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,870,000	1,589,182
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	915,000
5.00% 9/1/26	575,000	575,569
5.00% 9/1/27	405,000	405,397
5.00% 9/1/28	425,000	425,383
5.00% 9/1/29	425,000	425,344
5.00% 9/1/34	895,000	895,197

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	$ 6,241,231
4.00% 5/1/50	7,500,000	6,322,275
5.00% 5/1/54	2,500,000	2,460,200
Series A 5.00% 5/1/46	1,795,000	1,780,281
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	389,524
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,043,447
Series A 5.00% 11/15/47	5,035,000	4,859,228
(Marian Center Project) Series A 5.375% 5/1/43	500,000	449,320
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	370,000	370,041
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	319,113
Series A 5.00% 12/1/36	750,000	765,428
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,220,480
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	249,717
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	221,540
4.75% 11/1/52	750,000	603,788
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	1,500,000	1,325,550
Series A 144A 5.00% 8/1/51 #	880,000	751,194

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$ 664,899
Series A 5.00% 4/1/40	705,000	627,168
Series A 5.00% 4/1/48	315,000	254,542
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,562,941
Series A 4.00% 7/1/41	550,000	442,959
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,445,440
Series A 5.00% 2/15/37	750,000	767,228
Series A 5.00% 2/15/53	8,710,000	8,477,878
Series A 5.00% 2/15/58	11,100,000	10,652,781
Series A 5.25% 2/15/58	8,000,000	7,889,360
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	506,448
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	4,580,234
5.25% 1/1/47	1,500,000	1,519,050
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,933,043
		168,558,453
Housing Revenue Bonds — 2.39%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	1,500,000	1,361,130
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	479,560
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,720,000	1,827,724
Series F 4.20% 7/1/38 (GNMA) (FNMA) (FHLMC)	335,000	327,211
Series F 4.50% 1/1/43 (GNMA) (FNMA) (FHLMC)	1,350,000	1,309,892
Series I 2.00% 7/1/40	905,000	600,612
Series I 2.20% 1/1/51	1,195,000	770,429
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	1,840,000	1,838,270

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
Series O 4.65% 7/1/41 (GNMA) (FNMA) (FHLMC)	600,000	$ 588,516
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	390,000	253,250
Series F 4.90% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,300,000	1,287,442
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,035,300
		12,679,336
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.22%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	769,410
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,331,603
Sub-Series A 4.00% 12/1/52 •	5,500,000	5,592,290
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,393,232
		17,086,535
Lease Revenue Bonds — 1.86%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,331,762
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	1,214,013
Series A 4.50% 2/1/33	250,000	252,260
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,200,885
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	674,905
Series C 5.00% 8/1/34	1,565,000	1,567,410

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series C 5.00% 8/1/35	1,645,000	$ 1,647,369
		9,888,604
Local General Obligation Bonds — 17.88%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	3,100,000	2,233,426
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,364,025
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,010,891
Series A 4.00% 2/1/42	2,580,000	2,441,325
Series A 4.00% 2/1/43	2,200,000	2,065,844
City of Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,012,203
Series A 4.00% 2/1/38	1,020,000	1,022,907
Series A 4.00% 2/1/40	600,000	586,560
City of Brooklyn Center, Minnesota
Series A 4.00% 2/1/34	500,000	523,145
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,721,520
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,716,300
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	471,485
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,007,750
City of Minneapolis, Minnesota
4.00% 12/1/40	4,885,000	4,794,139
(Green Bonds)
3.00% 12/1/37	3,500,000	3,093,720
3.00% 12/1/38	2,975,000	2,566,086
3.00% 12/1/40	1,875,000	1,561,500
3.00% 12/1/42	4,000,000	3,146,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	$ 6,552,772
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	905,310
Series A 3.00% 2/1/41	1,000,000	819,770
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,617,685
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	906,310
Series A 5.00% 2/1/48	1,850,000	1,873,199
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,200,347
Hennepin County, Minnesota
Series A 5.00% 12/1/36	7,555,000	8,332,773
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	831,608
Series A 4.00% 2/1/35	1,060,000	1,085,832
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,065,250
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,379,014
Series C 4.00% 3/1/43	1,425,000	1,365,278
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,937,264
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,840,953
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	2,936,160
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	801,730
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	961,810

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	$ 2,113,047
4.00% 2/1/43	1,130,000	1,086,981
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	597,313
Series A-1 4.00% 2/1/52	3,500,000	3,038,035
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,692,406
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	318,780
Series A 4.00% 2/1/45	850,000	775,413
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	966,430
Series A 4.00% 2/1/44	1,745,000	1,566,958
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	1,904,529
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,079,184
Series A 5.00% 2/1/44	1,515,000	1,574,070
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,419,859
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,012,100
		94,897,796
Pre-Refunded Bond — 0.15%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	790,000	793,982
		793,982

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 3.72%
City of St. Paul, Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/41	3,000,000	$ 3,149,610
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.639% 11/1/43 •	1,167,355	733,974
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	792,127
Series A-1 4.75% 7/1/53	5,295,000	4,755,016
Series A-1 5.00% 7/1/58	3,500,000	3,210,375
Series A-1 5.48% 7/1/46 ^	3,280,000	1,036,644
Series A-1 5.504% 7/1/51 ^	24,614,000	5,745,154
Series A-2 4.536% 7/1/53	378,000	326,025
		19,748,925
State General Obligation Bonds — 4.82%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,652,980
Minnesota State
Series A 4.00% 9/1/38	625,000	621,331
Series A 5.00% 8/1/37	2,925,000	3,039,836
Series A 5.00% 8/1/39	1,630,000	1,763,106
Series A 5.00% 8/1/42	3,025,000	3,155,861
Series A 5.00% 8/1/43	6,480,000	6,813,655
Series A 5.00% 8/1/44	4,885,000	5,109,466
Series D 5.00% 8/1/32	3,000,000	3,429,810
		25,586,045
Transportation Revenue Bonds — 9.03%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	6,261,000
Series B 5.00% 1/1/32 (AMT)	880,000	924,334
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,327,900
Series B 5.00% 1/1/38 (AMT)	350,000	356,444
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,788,452
Series B 5.00% 1/1/47 (AMT)	1,640,000	1,610,775
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,422,262
Series B 5.25% 1/1/42 (AMT)	370,000	383,353
Series B 5.25% 1/1/44 (AMT)	2,200,000	2,254,802

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue			$ 3,788,452
Series B 5.25% 1/1/49 (AMT)	9,140,000	9,225,185
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,204,836
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,277,975
Series B 5.00% 1/1/44 (AMT)	9,000,000	8,870,400
		47,907,718
Total Municipal Bonds (cost $557,634,736)		523,537,479

Short-Term Investments — 0.53%
Variable Rate Demand Note — 0.53%
City of Rochester, Minnesota
(Mayo Clinic) Series D 3.10% 11/15/64 (LOC - Barclays Bank)¤	2,800,000	2,800,000
Total Short-Term Investments (cost $2,800,000)		2,800,000
Total Value of Securities—99.19% (cost $560,434,736)		$526,337,479
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $21,213,416, which represents 4.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2025
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Assets:
Investments, at value*	$213,872,019	$526,337,479
Cash	373,976	274,584
Interest receivable	2,694,627	5,860,591
Receivable for fund shares sold	277,994	1,220,085
Prepaid expenses	24,871	53,281
Other assets	1,585	4,704
Total Assets	217,245,072	533,750,724
Liabilities:
Payable for fund shares redeemed	2,384,190	2,380,748
Investment management fees payable to affiliates	55,513	173,503
Other accrued expenses	49,852	121,605
Audit and tax fees payable	44,009	46,323
Sub-transfer agent fees and expenses payable	28,475	46,269
Distribution payable	23,784	263,238
Distribution fees payable to affiliates	21,764	63,270
Total Liabilities	2,607,587	3,094,956
Total Net Assets	$214,637,485	$530,655,768

Net Assets Consist of:
Paid-in capital	$243,529,767	$599,574,523
Total distributable earnings (loss)	(28,892,282)	(68,918,755)
Total Net Assets	$214,637,485	$530,655,768

	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund

Net Asset Value

Class A:
Net assets	$78,092,395	$280,503,430
Shares of beneficial interest outstanding, unlimited authorization, no par	8,206,620	26,260,666
Net asset value per share	$9.52	$10.68
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.97	$11.18

Class C:
Net assets	$5,817,788	$4,104,092
Shares of beneficial interest outstanding, unlimited authorization, no par	610,222	382,948
Net asset value per share	$9.53	$10.72

Institutional Class:
Net assets	$130,727,302	$246,048,246
Shares of beneficial interest outstanding, unlimited authorization, no par	13,742,324	23,039,360
Net asset value per share	$9.51	$10.68
*Investments, at cost	$232,175,306	$560,434,736
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2025
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Investment Income:
Interest	$10,511,746	$24,125,143

Expenses:
Management fees	1,252,762	2,984,177
Distribution expenses — Class A	218,028	724,229
Distribution expenses — Class C	71,290	58,291
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	176,240	403,641
Registration fees	91,079	110,938
Accounting and administration expenses	78,184	129,335
Audit and tax fees	55,095	60,623
Reports and statements to shareholders expenses	21,286	38,987
Legal fees	11,658	35,370
Trustees’ fees	11,185	26,828
Custodian fees	2,593	5,853
Other	46,294	127,318
	2,035,694	4,705,590
Less expenses waived	(381,922)	(786,200)
Less expenses paid indirectly	(2,627)	(6,151)
Total operating expenses	1,651,145	3,913,239
Net Investment Income (Loss)	8,860,601	20,211,904

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,843,952)	(3,237,579)
Net increase from payment by affiliates[1]	4,210	79,494
Net realized gain (loss)	(1,839,742)	(3,158,085)
Net change in unrealized appreciation (depreciation) on investments	(13,396,372)	(29,296,516)
Net Realized and Unrealized Gain (Loss)	(15,236,114)	(32,454,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,375,513)	$(12,242,697)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Minnesota High-Yield Municipal Bond Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,860,601	$7,945,991
Net realized gain (loss)	(1,843,952) [1]	(1,363,722)
Net increase from payment by affiliates	4,210[2]	—
Net change in unrealized appreciation (depreciation)	(13,396,372)	11,467,299
Net increase (decrease) in net assets resulting from operations	(6,375,513)	18,049,568

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,215,592)	(3,194,673)
Class C	(208,414)	(230,935)
Institutional Class	(5,263,367)	(4,363,949)
	(8,687,373)	(7,789,557)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	13,291,664	15,122,276
Class C	1,220,910	1,940,025
Institutional Class	63,385,902	54,181,125

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,074,995	3,061,377
Class C	206,916	227,746
Institutional Class	5,151,224	4,266,884
	86,331,611	78,799,433

Statements of changes in net assets
Macquarie Minnesota High-Yield Municipal Bond Fund
	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(22,238,913)	$(24,031,125)
Class C	(2,928,970)	(2,943,296)
Institutional Class	(55,169,688)	(42,527,198)
	(80,337,571)	(69,501,619)
Increase in net assets derived from capital share transactions	5,994,040	9,297,814
Net Increase (Decrease) in Net Assets	(9,068,846)	19,557,825

Net Assets:
Beginning of year	223,706,331	204,148,506
End of year	$214,637,485	$223,706,331
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Minnesota Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$20,211,904	$17,966,807
Net realized gain (loss)	(3,237,579) [1]	(6,427,395)
Net increase from payment by affiliates	79,494[2]	—
Net change in unrealized appreciation (depreciation)	(29,296,516)	23,417,616
Net increase (decrease) in net assets resulting from operations	(12,242,697)	34,957,028

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,217,914)	(9,134,176)
Class C	(160,655)	(200,016)
Institutional Class	(9,497,871)	(7,803,517)
	(19,876,440)	(17,137,709)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	58,699,560	47,026,880
Class C	897,078	704,505
Institutional Class	112,308,847	90,735,046

Net assets from reorganization:[3]
Class A	—	36,670,677
Class C	—	1,357,835
Institutional Class	—	16,874,887

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,373,276	8,454,365
Class C	157,951	198,529
Institutional Class	7,124,515	5,604,128
	188,561,227	207,626,852

Statements of changes in net assets
Macquarie Tax-Free Minnesota Fund
	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(69,504,999)	$(79,562,609)
Class C	(3,824,242)	(3,932,930)
Institutional Class	(103,349,218)	(79,810,817)
	(176,678,459)	(163,306,356)
Increase in net assets derived from capital share transactions	11,882,768	44,320,496
Net Increase (Decrease) in Net Assets	(20,236,369)	62,139,815

Net Assets:
Beginning of year	550,892,137	488,752,322
End of year	$530,655,768	$550,892,137
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.15	$9.65	$10.08	$11.34	$11.00

0.36	0.37	0.32	0.27	0.28
(0.63)	0.49	(0.43)	(1.26)	0.34
—[2]	—	—	—	—
(0.27)	0.86	(0.11)	(0.99)	0.62

(0.36)	(0.36)	(0.32)	(0.27)	(0.28)
(0.36)	(0.36)	(0.32)	(0.27)	(0.28)

$9.52	$10.15	$9.65	$10.08	$11.34

(2.68%)[2]	9.10%	(1.06%)	(8.79%)	5.71%

$78,092	$89,655	$91,116	$98,592	$112,606
0.85%[4]	0.85%	0.87%	0.88%	0.89%
1.02%[4]	1.00%	0.99%	0.98%	0.97%
3.76%	3.74%	3.33%	2.58%	2.52%
3.59%	3.59%	3.21%	2.48%	2.44%
20%	19%	36%	23%	3%

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.17	$9.67	$10.10	$11.36	$11.02

0.29	0.30	0.25	0.19	0.20
(0.64)	0.49	(0.43)	(1.26)	0.34
—[2]	—	—	—	—
(0.35)	0.79	(0.18)	(1.07)	0.54

(0.29)	(0.29)	(0.25)	(0.19)	(0.20)
(0.29)	(0.29)	(0.25)	(0.19)	(0.20)

$9.53	$10.17	$9.67	$10.10	$11.36

(3.49%)[2]	8.28%	(1.79%)	(9.46%)	4.92%

$5,818	$7,785	$8,163	$11,476	$14,317
1.60%[4]	1.60%	1.62%	1.63%	1.64%
1.77%[4]	1.75%	1.74%	1.73%	1.72%
3.00%	2.99%	2.58%	1.82%	1.77%
2.83%	2.84%	2.46%	1.73%	1.69%
20%	19%	36%	23%	3%

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.15	$9.65	$10.07	$11.33	$11.00

0.39	0.39	0.35	0.30	0.31
(0.64)	0.49	(0.42)	(1.26)	0.33
—[2]	—	—	—	—
(0.25)	0.88	(0.07)	(0.96)	0.64

(0.39)	(0.38)	(0.35)	(0.30)	(0.31)
(0.39)	(0.38)	(0.35)	(0.30)	(0.31)

$9.51	$10.15	$9.65	$10.07	$11.33

(2.54%)[2]	9.38%	(0.71%)	(8.58%)	5.89%

$130,727	$126,266	$104,870	$107,300	$102,787
0.60%[4]	0.60%	0.62%	0.63%	0.64%
0.77%[4]	0.75%	0.74%	0.73%	0.72%
4.02%	3.99%	3.58%	2.83%	2.77%
3.85%	3.84%	3.46%	2.73%	2.69%
20%	19%	36%	23%	3%

Financial highlights
Macquarie Tax-Free Minnesota Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.32	$10.93	$11.36	$12.70	$12.49

0.39	0.39	0.32	0.27	0.29
(0.64)	0.37	(0.42)	(1.34)	0.21
—[2]	—	—	—	—
(0.25)	0.76	(0.10)	(1.07)	0.50

(0.39)	(0.37)	(0.33)	(0.27)	(0.29)
(0.39)	(0.37)	(0.33)	(0.27)	(0.29)

$10.68	$11.32	$10.93	$11.36	$12.70

(2.26%)[2]	7.10%	(0.89%)	(8.51%)	4.05%

$280,504	$298,904	$276,596	$317,184	$375,799
0.82%[4]	0.83%	0.84%	0.85%	0.85%
0.97%[4]	0.97%	0.98%	0.93%	0.93%
3.59%	3.52%	2.89%	2.25%	2.30%
3.44%	3.38%	2.75%	2.17%	2.22%
17%	27%	35%	24%	3%

Financial highlights
Macquarie Tax-Free Minnesota Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.36	$10.96	$11.40	$12.75	$12.53

0.31	0.31	0.24	0.18	0.20
(0.64)	0.38	(0.43)	(1.35)	0.22
—[2]	—	—	—	—
(0.33)	0.69	(0.19)	(1.17)	0.42

(0.31)	(0.29)	(0.25)	(0.18)	(0.20)
(0.31)	(0.29)	(0.25)	(0.18)	(0.20)

$10.72	$11.36	$10.96	$11.40	$12.75

(2.97%)[2]	6.39%	(1.71%)	(9.23%)	3.35%

$4,104	$7,212	$8,592	$12,837	$17,096
1.57%[4]	1.58%	1.59%	1.60%	1.60%
1.72%[4]	1.72%	1.73%	1.68%	1.68%
2.82%	2.77%	2.14%	1.50%	1.55%
2.67%	2.63%	2.00%	1.42%	1.47%
17%	27%	35%	24%	3%

Financial highlights
Macquarie Tax-Free Minnesota Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.32	$10.93	$11.36	$12.70	$12.49

0.42	0.42	0.35	0.30	0.32
(0.64)	0.37	(0.42)	(1.34)	0.21
—[2]	—	—	—	—
(0.22)	0.79	(0.07)	(1.04)	0.53

(0.42)	(0.40)	(0.36)	(0.30)	(0.32)
(0.42)	(0.40)	(0.36)	(0.30)	(0.32)

$10.68	$11.32	$10.93	$11.36	$12.70

(2.02%)[2]	7.37%	(0.64%)	(8.28%)	4.31%

$246,048	$244,776	$203,564	$211,322	$218,886
0.57%[4]	0.58%	0.59%	0.60%	0.60%
0.72%[4]	0.72%	0.73%	0.68%	0.68%
3.84%	3.77%	3.14%	2.50%	2.55%
3.69%	3.63%	3.00%	2.42%	2.47%
17%	27%	35%	24%	3%

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds	August 31, 2025
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers Macquarie Tax-Free Minnesota Fund (formerly, Delaware Tax-Free Minnesota Fund through December 30, 2024). Voyageur Mutual Funds and Voyageur Tax Free Funds, are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Macquarie Minnesota High-Yield Municipal Bond Fund and Macquarie Tax-Free Minnesota Fund (each, a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2025, and for all open tax years (years ended August 31, 2022–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended August 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Minnesota High-Yield Municipal Bond Fund	$2,566
Macquarie Tax-Free Minnesota Fund	5,784

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Minnesota High-Yield Municipal Bond Fund	$61
Macquarie Tax-Free Minnesota Fund	367
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie Minnesota High-Yield Municipal Bond Fund	0.59%
Macquarie Tax-Free Minnesota Fund	0.56%

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie Minnesota High-Yield Municipal Bond Fund	0.84%	1.59%	0.59%
Macquarie Tax-Free Minnesota Fund	0.81%	1.56%	0.56%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$14,355
Macquarie Tax-Free Minnesota Fund	28,861
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$15,319
Macquarie Tax-Free Minnesota Fund	36,775

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$4,551
Macquarie Tax-Free Minnesota Fund	10,590
For the year ended August 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Minnesota High-Yield Municipal Bond Fund	$4,717
Macquarie Tax-Free Minnesota Fund	6,871
For the year ended August 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Minnesota High-Yield Municipal Bond Fund	$3,225	$738
Macquarie Tax-Free Minnesota Fund	2,562	291
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations.” Payment by affiliates had no impact on total return.
Fund	Payment by affiliates
Macquarie Minnesota High-Yield Municipal Bond Fund	$4,210
Macquarie Tax-Free Minnesota Fund	79,494
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 30, 2025, Macquarie Tax-Free Minnesota Fund shareholders approved a new investment advisory agreement. The special shareholder meeting for Macquarie Minnesota High-Yield Municipal Bond Fund has been adjourned or postponed, and Fund shareholders are being asked to approve a new investment advisory agreement at an upcoming meeting.
Macquarie Minnesota High-Yield Municipal Bond Fund and Macquarie Tax-Free Minnesota Fund will be renamed Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund, respectively, at closing.

3. Investments
For the year ended August 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Minnesota High-Yield Municipal Bond Fund	$51,220,052	$43,696,320
Macquarie Tax-Free Minnesota Fund	108,831,627	92,980,154
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	$231,813,825	$2,509,397	$(20,451,203)	$(17,941,806)
Macquarie Tax-Free Minnesota Fund	560,022,336	1,750,188	(35,435,045)	(33,684,857)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2025:
Macquarie Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$211,172,019
Short-Term Investments	2,700,000
Total Value of Securities	$213,872,019

Macquarie Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$523,537,479
Short-Term Investments	2,800,000
Total Value of Securities	$526,337,479
During the year ended August 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2025, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2025 and 2024 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2025:
Macquarie Minnesota High-Yield Municipal Bond Fund	$8,686,344	$1,029	$8,687,373
Macquarie Tax-Free Minnesota Fund	19,873,408	3,032	19,876,440

Year ended August 31, 2024:
Macquarie Minnesota High-Yield Municipal Bond Fund	7,787,024	2,533	7,789,557
Macquarie Tax-Free Minnesota Fund	17,128,634	9,075	17,137,709

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
5. Components of Net Assets on a Tax Basis
As of August 31, 2025, the components of net assets on a tax basis were as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Shares of beneficial interest	$243,529,767	$599,574,523
Undistributed tax-exempt income	23,784	69,231
Distributions payable	(23,784)	(263,238)
Capital loss carryforwards	(10,950,476)	(35,039,891)*
Unrealized appreciation (depreciation) of investments	(17,941,806)	(33,684,857)
Net assets	$214,637,485	$530,655,768
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses on wash sales, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2025, the Funds had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Minnesota High-Yield Municipal Bond Fund	$ 4,682,041	$6,268,435	$ 10,950,476
Macquarie Tax-Free Minnesota Fund	9,237,722	25,802,169	35,039,891

6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund		Macquarie Tax-Free Minnesota Fund
	Year ended		Year ended
	8/31/25	8/31/24	8/31/25	8/31/24
Shares sold:
Class A	1,340,670	1,542,323	5,368,197	4,345,639
Class C	121,572	197,442	80,646	65,090
Institutional Class	6,445,764	5,531,303	10,307,418	8,256,343

Shares from reorganization:[1]
Class A	—	—	—	3,288,850
Class C	—	—	—	121,344
Institutional Class	—	—	—	1,513,443

Shares issued upon reinvestment of dividends and distributions:
Class A	311,777	312,191	851,677	764,922
Class C	20,923	23,190	14,258	17,935
Institutional Class	522,869	434,308	647,798	506,450
	8,763,575	8,040,757	17,269,994	18,880,016

Shares redeemed:
Class A	(2,275,675)	(2,467,241)	(6,354,530)	(7,314,948)
Class C	(297,527)	(299,722)	(346,679)	(353,286)
Institutional Class	(5,665,743)	(4,397,921)	(9,535,429)	(7,288,776)
	(8,238,945)	(7,164,884)	(16,236,638)	(14,957,010)
Net increase	524,630	875,873	1,033,356	3,923,006
[1]	See Note 7.

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2025 and 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/25	2,024	13,907	2,632	16,584	2,024	$180,945
8/31/24	913	7,216	—	7,237	914	81,746

Macquarie Tax-Free Minnesota Fund
Year ended
8/31/25	5,840	17,404	2,233	14,474	11,069	283,090
8/31/24	117,787	26,975	2,262	29,356	117,844	1,645,622
7. Reorganization
The following reorganization occurred in a prior reporting period, as noted within the "Statements of changes in net assets." On January 16, 2024, the Board approved a proposal to reorganize Delaware Tax-Free Minnesota Intermediate Fund (the “Acquired Fund”), a series of Voyageur Intermediate Tax Free Funds, with and into Macquarie Tax-Free Minnesota Fund (the “Acquiring Fund”), a series of Voyageur Tax Free Funds (the “Trust”) (the “Reorganization”). Acquired Fund shareholders approved the Reorganization on April 30, 2024. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share substantially similar investment objectives, principal investment strategies and principal risks, and identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on June 7, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transaction information associated with the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$36,670,677	3,652,458	3,288,850	$263,737,066	0.9004
Class C	1,357,835	134,974	121,344	6,657,955	0.8990
Institutional Class	16,874,887	1,680,766	1,513,443	216,560,383	0.9004
The net assets of the Acquired Fund before the Reorganization were $54,922,004. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $541,858,803.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$19,427,043
Net realized loss on investments	(7,107,416)
Net change in unrealized appreciation (depreciation)	24,932,554
Net increase in net assets resulting from operations	$37,252,181
8. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of August 31, 2025, or at any time during the year then ended.
9. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
9. Securities Lending (continued)
respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2025, each Fund had no securities out on loan.
10. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
10. Geographic, Credit and Market Risks (continued)
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds’’ are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Voyageur Mutual Funds and Voyageur Tax Free Funds and Shareholders of Macquarie Minnesota High-Yield Municipal Bond Fund and Macquarie Tax-Free Minnesota Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) and Macquarie Tax-Free Minnesota Fund (constituting Voyageur Tax Free Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Funds Minnesota municipal bond funds
Tax Information
The information set forth below is for the Funds' fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2025, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Income Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Macquarie Minnesota High-Yield Municipal Bond Fund	99.99%	0.01%	100.00%
Macquarie Tax-Free Minnesota Fund	99.98%	0.02%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not Applicable
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 30, 2025, Macquarie Tax-Free Minnesota Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
23,297,890	602,576	1,493,738

Other Fund information (Unaudited)
Macquarie Funds Minnesota municipal bond funds
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Tax-Free Minnesota Fund and Macquarie Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (Nomura) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.

Other Fund information (Unaudited)
Macquarie Funds Minnesota municipal bond funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
Macquarie Tax-Free Minnesota Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board also noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Minnesota High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe.  The Broadridge report comparison showed that the

Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie Tax-Free Minnesota Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Minnesota High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense

Other Fund information (Unaudited)
Macquarie Funds Minnesota municipal bond funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Macquarie Tax-Free Minnesota Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the

Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4848746)
AR-MNAL-1025
This page is not part of the financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Tax Free Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 31, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 31, 2025